Supplement dated March 3, 2009
to the
S&P 500® Capital Appreciation Fund
(Providing for Special Redemption Feature in 2018)
 Statement of Additional Information
dated September 9, 2008, as supplemented November 26, 2008

This supplement makes the following amendments to disclosures in the Statement of Additional Information (“SAI”) dated September 9, 2008, as supplemented November 26, 2008.

The disclosure in the section entitled “Management of the Fund – Board of Trustees” beginning on page B-23 is amended as set forth in the excerpt of the table showing the Interested Trustee and Officers of the Fund to reflect the appointment of Ms. Kristin M. Cuene as Chief Compliance Officer:

Management of the Fund

(Table excerpted.)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation During the Past Five Years	Other Directorships Held by Trustee
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 46	Chairperson, President and Principal Accounting Officer and Trustee	Indefinite Term; Since August 22, 2001	23	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).
John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Vice President and Treasurer	Indefinite Term, Since January 10, 2008 (Vice President) and Since September 10, 2008 (Treasurer)	N/A	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004-Present); Mutual Fund Administrator, United Missouri Bank (2000-2004)	N/A
Kristin M. Cuene 615 E. Michigan St. Milwaukee, WI 53202 Age: 40+	Chief Compliance Officer	Indefinite Term; Since January 23, 2009	N/A	Attorney, Compliance Officer, U.S. Bancorp Fund Services, LLC (2008-Present); Attorney, Investment Management, Quarles & Brady, LLP (2007-2008); Student, University of Pennsylvania (2004-2007).	N/A
Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Secretary	Indefinite Term; Since November 15, 2005	N/A	Counsel, U.S. Bancorp Fund Services, LLC (September 2004-present).	N/A
* Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

Please retain this supplement with your Statement of Additional Information